Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000255862
Shareholder Report [Line Items]
Fund Name	Grant Park Dynamic Allocation Fund
Class Name	Class A Shares
Trading Symbol	GPKAX
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/dynamic-allocation-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$93	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%	[1]
AssetsNet	$ 66,496,250
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 286,735
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$66,496,250
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$286,735
Portfolio Turnover	160%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	26.3%
Money Market Funds	49.1%
U.S. Government & Agencies	24.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.8%
Commodity	8.6%
Equity	15.4%
U.S. Treasury Obligations	22.4%
Money Market Funds	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	8.6%
United States Treasury Bill, 3.420%, 04/14/26	7.5%
United States Treasury Bill, 3.610%, 05/14/26	7.5%
United States Treasury Bill, 3.620%, 06/11/26	7.5%
Vanguard FTSE Emerging Markets ETF	6.2%
Vanguard FTSE Developed Markets ETF	5.2%
Vanguard Real Estate ETF	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000255863
Shareholder Report [Line Items]
Fund Name	Grant Park Dynamic Allocation Fund
Class Name	Class I Shares
Trading Symbol	GPKIX
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/dynamic-allocation-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$81	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[2]
AssetsNet	$ 66,496,250
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 286,735
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$66,496,250
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$286,735
Portfolio Turnover	160%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	26.3%
Money Market Funds	49.1%
U.S. Government & Agencies	24.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.8%
Commodity	8.6%
Equity	15.4%
U.S. Treasury Obligations	22.4%
Money Market Funds	44.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	8.6%
United States Treasury Bill, 3.420%, 04/14/26	7.5%
United States Treasury Bill, 3.610%, 05/14/26	7.5%
United States Treasury Bill, 3.620%, 06/11/26	7.5%
Vanguard FTSE Emerging Markets ETF	6.2%
Vanguard FTSE Developed Markets ETF	5.2%
Vanguard Real Estate ETF	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000134834
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class A Shares
Trading Symbol	GPAAX
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[3]
AssetsNet	$ 318,513,184
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,846,558
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$318,513,184
Number of Portfolio Holdings	33
Advisory Fee	$1,846,558
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bonds & Notes	36.5%
Exchange-Traded Funds	14.1%
Money Market Funds	39.9%
U.S. Government & Agencies	9.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
CMO	0.5%
Fixed Income	1.0%
Commodity	3.3%
U.S. Treasury Obligations	9.1%
Equity	9.2%
Agency	34.5%
Money Market Funds	38.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federal Home Loan Banks, 2.000%, 02/25/28	4.6%
Federal Home Loan Banks, 2.000%, 07/21/26	4.4%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
Federal Home Loan Banks, 2.500%, 06/30/26	3.1%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.1%
Federal Home Loan Banks, 1.750%, 06/30/27	3.1%
Federal Home Loan Banks, 2.000%, 01/28/28	3.1%
Federal Home Loan Banks, 2.000%, 02/24/28	3.1%
Federal Home Loan Banks, 2.000%, 08/24/28	3.0%
Federal Home Loan Banks, 1.750%, 08/16/28	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000134835
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class C Shares
Trading Symbol	GPACX
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$126	2.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.48%	[4]
AssetsNet	$ 318,513,184
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,846,558
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$318,513,184
Number of Portfolio Holdings	33
Advisory Fee	$1,846,558
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bonds & Notes	36.5%
Exchange-Traded Funds	14.1%
Money Market Funds	39.9%
U.S. Government & Agencies	9.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
CMO	0.5%
Fixed Income	1.0%
Commodity	3.3%
U.S. Treasury Obligations	9.1%
Equity	9.2%
Agency	34.5%
Money Market Funds	38.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federal Home Loan Banks, 2.000%, 02/25/28	4.6%
Federal Home Loan Banks, 2.000%, 07/21/26	4.4%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
Federal Home Loan Banks, 2.500%, 06/30/26	3.1%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.1%
Federal Home Loan Banks, 1.750%, 06/30/27	3.1%
Federal Home Loan Banks, 2.000%, 01/28/28	3.1%
Federal Home Loan Banks, 2.000%, 02/24/28	3.1%
Federal Home Loan Banks, 2.000%, 08/24/28	3.0%
Federal Home Loan Banks, 1.750%, 08/16/28	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000134836
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class I Shares
Trading Symbol	GPAIX
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$76	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%	[5]
AssetsNet	$ 318,513,184
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,846,558
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$318,513,184
Number of Portfolio Holdings	33
Advisory Fee	$1,846,558
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bonds & Notes	36.5%
Exchange-Traded Funds	14.1%
Money Market Funds	39.9%
U.S. Government & Agencies	9.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
CMO	0.5%
Fixed Income	1.0%
Commodity	3.3%
U.S. Treasury Obligations	9.1%
Equity	9.2%
Agency	34.5%
Money Market Funds	38.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federal Home Loan Banks, 2.000%, 02/25/28	4.6%
Federal Home Loan Banks, 2.000%, 07/21/26	4.4%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
Federal Home Loan Banks, 2.500%, 06/30/26	3.1%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.1%
Federal Home Loan Banks, 1.750%, 06/30/27	3.1%
Federal Home Loan Banks, 2.000%, 01/28/28	3.1%
Federal Home Loan Banks, 2.000%, 02/24/28	3.1%
Federal Home Loan Banks, 2.000%, 08/24/28	3.0%
Federal Home Loan Banks, 1.750%, 08/16/28	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000134837
Shareholder Report [Line Items]
Fund Name	Grant Park Multi Alternative Strategies Fund
Class Name	Class N Shares
Trading Symbol	GPANX
Additional Information Phone Number	1-855-501-4758
Additional Information Website	https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$88	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[6]
AssetsNet	$ 318,513,184
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,846,558
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$318,513,184
Number of Portfolio Holdings	33
Advisory Fee	$1,846,558
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bonds & Notes	36.5%
Exchange-Traded Funds	14.1%
Money Market Funds	39.9%
U.S. Government & Agencies	9.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
CMO	0.5%
Fixed Income	1.0%
Commodity	3.3%
U.S. Treasury Obligations	9.1%
Equity	9.2%
Agency	34.5%
Money Market Funds	38.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Federal Home Loan Banks, 2.000%, 02/25/28	4.6%
Federal Home Loan Banks, 2.000%, 07/21/26	4.4%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
Federal Home Loan Banks, 2.500%, 06/30/26	3.1%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.1%
Federal Home Loan Banks, 1.750%, 06/30/27	3.1%
Federal Home Loan Banks, 2.000%, 01/28/28	3.1%
Federal Home Loan Banks, 2.000%, 02/24/28	3.1%
Federal Home Loan Banks, 2.000%, 08/24/28	3.0%
Federal Home Loan Banks, 1.750%, 08/16/28	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized